LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
LAND USE RIGHTS, NET
10 .	LAND USE RIGHTS, NET

	December 31,
	2019	2018
Altira Macau (“Taipa Land”)	$146,306	$145,511
City of Dreams (“Cotai Land”)	399,115	396,949
Studio City (“Studio City Land”)	652,807	649,263

	1,198,228	1,191,723
Less: accumulated amortization	(457,220)	(432,072)

Land use rights, net	$741,008	$759,651